Shareholders' Equity (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based Compensation
Stock-based compensation expense	$ 19,358,000	$ 16,607,000	$ 13,402,000
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	3,154,000	3,346,000	2,989,000
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	3,729,000	3,155,000	2,369,000
Product development
Stock-based Compensation
Stock-based compensation expense	3,776,000	3,082,000	1,812,000
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 8,699,000	$ 7,024,000	$ 6,232,000